Finance Costs - Summary of Finance Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Finance Costs [Abstract]
Interest on lease liabilities	$ 527	$ 142	$ 195
Collaboration interest-bearing advanced funding	10,269	758	0
Expenses for issuance of convertible redeemable preferred shares	0	0	4,014
Total	$ 10,796	$ 900	$ 4,209